UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2009
                                                    -----------------------

Check here if Amendment [ ]; Amendment Number:
                                                    -----------------------
   This Amendment (Check only one.): [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          DBD Cayman, Ltd.
               ------------------------------------------------------
Address:       c/o The Carlyle Group
               ------------------------------------------------------
               1001 Pennsylvania Avenue, NW
               ------------------------------------------------------
               Suite 220 S.
               ------------------------------------------------------
               Washington, DC  20004-2505
               ------------------------------------------------------

Form 13F File Number:  28- 12954
                           --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daniel A. D'Aniello
                 -------------------------------------------------
Title:           Managing Director
                 -------------------------------------------------
Phone:           202-729-5626
                 -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello                        Washington, DC                         May 14, 2009
---------------------------------  ------------------------------------     -----------------------------------
               Signature                        City, State                               Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

   Form 13F File Number         Name

   28-
      --------------------      --------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                                        ------------------------

Form 13F Information Table Entry Total:                  4
                                                        ------------------------

Form 13F Information Table Value Total:                  $63,306
                                                        ------------------------
                                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.      Form 13F File Number       Name

    1        28-12429                   Carlyle Investment Management L.L.C.
    -----    ------------------------   ------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                 FORM 13-F INFORMATION TABLE

      COLUMN 1        COLUMN 2          COLUMN 3    COLUMN 4            COLUMN 5           COLUMN 6     COLUMN 7        COLUMN 8
---------------------  ---------------- ---------- ---------- ------------------------- --------------- -------- -------------------
                                                     VALUE     SHRS OR     SH/    PUT/    INVESTMENT     OTHER    VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT     PRN    CALL    DISCRETION    MANAGERS SOLE  SHARED  NONE
---------------------  ---------------- ---------- ---------- --------- -------  ------ --------------- -------- ----- ------- -----

Boston Private Finl   Com              101119105   $17,025    6,346,572    SH      --    Shared-           1          6,346,572
Finl Hldgs In                                                                            Defined

Focus Media           Sponsored ADR    34415V109   $10,223    1,503,382    SH      --    Shared-           1          1,503,382
Hldg Ltd                                                                                 Defined

Owens Corning         Com              690742101   $5,425     600,100      SH      --    Shared-           1          600,100
New                                                                                      Defined

Time Warner           CL A             88732J108   $30,633    1,235,200    SH      --    Shared-           1          1,235,200
Cable Inc                                                                                Defined
------------------------------------------------------------------------------------------------------------------------------------

                                                              3